Cover	Feb. 27, 2024	Jul. 25, 2023
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Feb. 27, 2024
Entity Registrant Name	Luxfer Holdings PLC
Entity Incorporation, State or Country Code	X0
Entity File Number	001-35370
Entity Tax Identification Number	98-1024030
Entity Address, Address Line One	8989 North Port Washington Road, Suite 211
Entity Address, City or Town	Milwaukee
Entity Address, Postal Zip Code	WI, 53217
Country Region	+1
City Area Code	414
Local Phone Number	269-2419
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares, nominal value £0.50 each
Trading Symbol	LXFR
Security Exchange Name	NYSE
Entity Emerging Growth Company		false
Entity Central Index Key	0001096056
Amendment Flag	false
Entity Address, Country	GB